Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Bargain purchase gain	¥ 1,018	¥ 0	¥ 1,018	¥ 0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	18,283	19,632	26,872	26,105
Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			137
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	183	678	183	749
Environmental and Energy
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	15,675	3,932	15,675	3,895
ORIX USA
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		9,427	4,113	15,733
Asia and Australia
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		5,560	4,415	5,691
PE Investment and Concession
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	2,367		2,367
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 18,283	¥ 19,632	¥ 26,872	¥ 26,105